Filed pursuant to Rule 497(e)
Registration Nos. 333-174574; 811-22563

MAIRS & POWER FUNDS TRUST (the “Trust”)
Mairs & Power Growth Fund
Mairs & Power Balanced Fund
Mairs & Power Small Cap Fund
December 28, 2021

Supplement to the Summary Prospectuses and Prospectus,
each dated April 30, 2021, as previously supplemented

New Co-Manager of the Mairs & Power Small Cap Fund

As part of a transition plan established by Mairs & Power, Inc. (the “Adviser”), the investment adviser to the Mairs & Power Small Cap Fund (the “Small Cap Fund”), Michael C. Marzolf has been named Co-Manager of the Small Cap Fund.  Andrew R. Adams, Lead Portfolio Manager, Allen D. Steinkopf, Co-Manager, and Christopher D. Strom, Co-Manager, will continue to manage the Small Cap Fund with Mr. Marzolf.  These changes are effective January 1, 2022.

The following new paragraph is added under the heading “Portfolio Managers” on page 22 of the Prospectus:

Michael C. Marzolf joined the Adviser in December 2021 and serves as Vice President and Investment Manager of the Adviser.  Mr. Marzolf has served as Co-Manager of the Small Cap Fund since January 1, 2022.  He previously served as Vice President of Research and Investment Manager at Sit Investment Associates from 2016 to December 2021 and, before that, he worked for Ameriprise/Columbia Management.  Mr. Marzolf earned a Bachelor of Science degree in accounting from the University of St. Thomas.

Proposed Reorganizations of the Funds

On December 16, 2021, the Board of Trustees of the Trust approved the reorganizations of the Mairs & Power Growth Fund, the Mairs & Power Balanced Fund and the Mairs & Power Small Cap Fund (each a “Fund” and collectively the “Funds”), each a series of the Trust, into the Mairs & Power Growth Fund, the Mairs & Power Balanced Fund and the Mairs & Power Small Cap Fund (each an “Acquiring Fund” and collectively the “Acquiring Funds”), respectively, each a newly created corresponding series of Trust for Professional Managers, an unaffiliated registered investment company.  Each Acquiring Fund will have the same investment objective and principal investment strategies and limitations as that of the corresponding Fund.  The Adviser will continue to act as investment adviser to the Acquiring Funds.  The Board of Trustees approved the reorganizations upon the recommendation of the Adviser.  The reorganizations are subject to the approval of the shareholders of each Fund at a special meeting of shareholders to be held in the first quarter of 2022.

Shareholders of the Funds will receive a proxy statement with additional information about the shareholder meeting and the proposed reorganizations.  Please read the proxy materials carefully, as they will contain a more detailed description of the proposed reorganizations.  If shareholders approve the reorganizations, the closing of the reorganizations is expected to occur in April 2022.

* * * * *

Please retain this supplement for your reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-174574; 811-22563

MAIRS & POWER FUNDS TRUST
Mairs & Power Small Cap Fund
December 28, 2021

Supplement to the Statement of Additional Information,
dated April 30, 2021, as previously supplemented

As part of a transition plan established by Mairs & Power, Inc. (the “Adviser”), the investment adviser to the Mairs & Power Small Cap Fund (the “Small Cap Fund”), Michael C. Marzolf has been named Co-Manager of the Small Cap Fund.  Andrew R. Adams, Lead Portfolio Manager, Allen D. Steinkopf, Co-Manager, and Christopher D. Strom, Co-Manager, will continue to manage the Small Cap Fund with Mr. Marzolf.  These changes are effective January 1, 2022.

The following information is added following the “Portfolio Managers - Other Accounts Managed by Portfolio Managers” table on page 30:

As of the date of this supplement, Michael C. Marzolf did not manage any accounts.  He will become Co-Manager of the Small Cap Fund effective January 1, 2022.

The following information is added following the last row of the “Portfolio Managers – Ownership of Securities” table on page 31:

As of the date of this supplement, Michael C. Marzolf did not own shares of the Small Cap Fund.

* * * * *

Please retain this supplement for your reference.